Summary of Significant Accounting Policies (Liabilities of VIEs) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Accounts payable	$ 3,075,591	$ 3,975,946
Amounts due to related parties	709,911	546,668
Accrued expenses and other current liabilities	5,980,164	7,187,630
Other payables due to related parties	0	375,000
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Accounts payable	3,387,582	3,618,573
Amounts due to related parties	20,235,986	20,740,356
Accrued expenses and other current liabilities	6,289,169	6,443,737
Other payables due to related parties	8,413,361	11,488,373
Total liabilities	$ 38,326,098	$ 42,291,039